Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000052260 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Healthcare Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	17.63%	7.31%	10.81%
C000052259 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Healthcare Fund (Class R) – including sales charge
Average Annual Return, Percent	17.09%	6.78%	10.27%
C000052258 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Healthcare Fund (Class C) – including sales charge
Average Annual Return, Percent	15.47%	6.24%	9.71%
C000052257 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Healthcare Fund (Class A) – including sales charge
Average Annual Return, Percent	10.62%	5.79%	9.89%
Without Sales Load [Member] | C000052260 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Healthcare Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	17.63%	7.31%	10.81%
Without Sales Load [Member] | C000052259 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Healthcare Fund (Class R) – excluding sales charge
Average Annual Return, Percent	17.09%	6.78%	10.27%
Without Sales Load [Member] | C000052258 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Healthcare Fund (Class C) – excluding sales charge
Average Annual Return, Percent	16.47%	6.24%	9.71%
Without Sales Load [Member] | C000052257 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Healthcare Fund (Class A) – excluding sales charge
Average Annual Return, Percent	17.35%	7.05%	10.54%
Russell 3000 Healthcare Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Healthcare Index
Average Annual Return, Percent	4.91%	4.81%	9.80%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	13.72%